UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-10341
                                                 ----------------

                     UBS Tamarack International Fund L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)





                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006






                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital........................1

Statement of Operations......................................................2

Statements of Changes in Members' Capital....................................3

Notes to Financial Statements................................................4

Schedule of Portfolio Investments............................................11

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006

--------------------------------------------------------------------------------

ASSETS
Investments in securities, at value (cost $796,253,475)                         $  855,043,887
Foreign cash, at value (cost $10,038,046)                                           10,108,468
Cash and cash equivalents                                                          141,372,652
Due from broker                                                                    113,434,385
Receivables:
  Investments sold, not settled                                                      8,748,669
  Dividends                                                                          2,468,421
  Interest                                                                             568,974
Other assets                                                                            77,504
-----------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                     1,131,822,960
-----------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $100,358,949)      101,440,136
Unrealized loss on forward foreign currency exchange contracts                      28,238,620
Payables:
  Investments purchased, not settled                                                44,997,676
  Advance subscriptions payable                                                      1,375,610
  UBS Admin Fee                                                                        985,259
  Withdrawals payable                                                                  834,489
  Administration fee                                                                   335,480
  Professional fees                                                                    116,987
  Other                                                                                219,276
-----------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                  178,543,533
-----------------------------------------------------------------------------------------------

NET ASSETS                                                                      $  953,279,427
-----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                       $  923,820,961
Accumulated net unrealized appreciation on investments and
  other assets and liabilities denominated in foreign currencies                    29,458,466
-----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                $  953,279,427
-----------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.    1

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (less net foreign withholding taxes of $2,501,672)                    $   11,395,478
Interest                                                                             1,596,320
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                             12,991,798
-----------------------------------------------------------------------------------------------

EXPENSES

UBS Admin Fee                                                                        5,390,233
Dividends                                                                            1,518,580
Administration fee                                                                     470,156
Custody fee                                                                            314,478
Interest                                                                               203,771
Professional fees                                                                      152,051
Miscellaneous                                                                          207,342
-----------------------------------------------------------------------------------------------


TOTAL EXPENSES                                                                       8,256,611
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                4,735,187
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
      AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                                       88,129,062
  Foreign currency transactions                                                    (13,619,792)
Change in net unrealized appreciation/depreciation from:
  Investments                                                                      (14,583,374)
  Other assets and liabilities denominated in foreign currencies                   (37,338,748)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
      AND FOREIGN CURRENCY TRANSACTIONS                                             22,587,148
-----------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                          $ 27,322,335
-----------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these financial statements.    2

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                     MANAGER              MEMBERS            TOTAL
-------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                                 $  9,276,612       $ 421,184,978    $ 430,461,590

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                          (414,899)          2,096,211        1,681,312
  Net realized gain from investments,
      equity swaps, and foreign currency transactions                    703,913          73,490,460       74,194,373
  Change in net unrealized appreciation/depreciation
      from investments, equity swaps, and other assets
      and liabilities denominated in foreign currencies                   36,382          37,235,793       37,272,175
Incentive allocation                                                  22,517,411         (22,517,411)              --
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                         22,842,807          90,305,053      113,147,860
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                        --         230,677,344      230,677,344
  Proceeds from Members' withdrawals                                  (8,469,905)        (41,611,708)     (50,081,613)
  Syndication costs                                                         (748)           (237,266)        (238,014)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
      FROM CAPITAL TRANSACTIONS                                       (8,470,653)        188,828,370      180,357,717
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                                 23,648,766         700,318,401      723,967,167
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                          (327,764)          5,062,951        4,735,187
  Net realized gain from investments,
      and foreign currency transactions                                  520,226          73,989,044       74,509,270
  Change in net unrealized appreciation/depreciation
      from investments, and other assets and
      liabilities denominated in foreign currencies                     (108,305)        (51,813,817)     (51,922,122)
Incentive allocation                                                     527,848            (527,848)              --
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                            612,005          26,710,330       27,322,335
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                        --         249,302,458      249,302,458
  Members' withdrawals                                               (22,263,559)        (25,047,004)     (47,310,563)
  Syndication costs                                                           --              (1,970)          (1,970)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
      FROM CAPITAL TRANSACTIONS                                      (22,263,559)        224,253,484      201,989,925
-------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2006                                   $  1,997,212       $ 951,282,215    $ 953,279,427
-------------------------------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   3

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

  1.     ORGANIZATION

         UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Reach Capital Management L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

  2.     SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

  2.     SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities as of June 30, 2006.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------


  2.     SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

  2.     SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

  3.     RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The UBS Admin Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital account, excluding the Adviser's capital account. A portion of the UBS Admin Fee is paid by UBSFA to RCMLLC.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2006 to June 30, 2006, UBS FSI and its affiliates earned brokerage commissions of $346,802 from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

         The Incentive Allocation for the period from January 1, 2006 to June 30, 2006 and the year ended December 31, 2005 was $527,848 and $22,517,411, respectively, and has been recorded as an increase to the Adviser's capital account; such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

  3.     RELATED PARTY TRANSACTIONS (CONTINUED)

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $16,327, which is included in miscellaneous expense.

         As described in the prospectus, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by RCMLLC for research and related services that would then be paid for or provided by the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

  4.     ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

  5.     SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2006 to June 30, 2006 amounted to $2,167,158,972 and $2,164,516,333, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $345,363,294 and $377,450,215, respectively. Net realized losses resulting from short positions was $7,747,951 for the period from January 1, 2006 to June 30, 2006.

         At June 30, 2006, the cost of investments for Federal income tax purposes was substantially the same as cost for financial reporting purposes. Accumulated net unrealized appreciation on investments, including assets and liabilities denominated in foreign currency was $29,458,466 consisting of $30,539,653 gross unrealized appreciation and $1,081,187 gross unrealized depreciation.


  6.     SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

  6.     SHORT-TERM BORROWINGS (CONTINUED)

         requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. For the period from January 1, 2006 to June 30, 2006, the Fund had average borrowings for the amount of $7,449,817 and paid interest at an average annualized rate of 5.47%. The total interest expense for the period was $203,771. The Fund had no outstanding borrowings at June 30, 2006.

  7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, equity swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         From time to time the Fund may enter into equity swap contracts whereby the Fund makes or receives payments based on the performance of the security and notional amounts of the swap contract. The Fund is subject to the market risk associated with changes in the value of the underlying equity securities, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized in the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate future cash to be received or paid, respectively. At June 30, 2006, the Fund had no outstanding equity swap contracts.

         The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

  7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. For the period from January 1, 2006 to June 30, 2006, the Fund did not trade any futures contracts or engage in option transactions.

  8.     INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

  9.     FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                                                        PERIOD FROM
                                                                                                                       JULY 2, 2001
                                             PERIOD FROM                                                              (COMMENCEMENT
                                             JANUARY 1,                                                               OF OPERATIONS)
                                            2006 TO JUNE                                                                 THROUGH
                                              30, 2006                     YEARS ENDED DECEMBER 31,                     DECEMBER 31,
                                             (UNAUDITED)       2005          2004           2003            2002          2001
                                             -----------       ----          ----           ----            ----          ----
   Ratio of net investment income (loss)
     to average net assets ***                  1.12%*         0.30%        (0.55)%         (0.28)%        (0.28)%        (0.84)%*

   Ratio of total expenses to average
     net assets before incentive fee****        1.95%*         1.78%         1.68%           2.13%          2.29%          2.53%*

   Ratio of total expenses to average
     net assets after incentive fee****         2.07%*         5.84%         4.00%           6.80%          2.29%          2.60%*

   Portfolio turnover rate                    205.58%        338.96%       402.73%         548.82%        669.30%        375.17%

   Total return before incentive
   allocation**                                 4.82%         20.34%        11.83%          31.49%         (4.30)%        (4.09)%

   Total  return after incentive
   allocation***                                3.85%         16.27%         9.46%          25.19%         (4.30)%        (4.09)%

   Average debt ratio***                        0.87%          1.80%         0.00%           0.00%          0.00%          0.00%

   Net asset value at end of period         $953,279,427   $723,967,167  $430,461,590   $233,972,635   $138,165,531    $74,232,659


        *   Annualized.

       ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable, and the timing of capital transactions.

      *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

     **** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above, for individual Members due to incentive allocation, if applicable, and timing of capital transactions.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (89.69%)
                    ----------------------------------
                    COMMON STOCK (89.69%)
                    ---------------------
                    AEROSPACE/DEFENSE (0.80%)
          345,624   Finmeccanica SpA - (Italy) **                                                     $         7,671,989
                                                                                                      ---------------------
                    AIRLINES (3.99%)
        1,556,363   Deutsche Lufthansa AG - (Germany) **                                                       28,656,805
        1,031,400   Ryanair Holdings PLC - (Ireland) *, **                                                      9,363,535
                                                                                                      ---------------------
                                                                                                               38,020,340
                                                                                                      ---------------------
                    AUTO - CARS/LIGHT TRUCKS (0.89%)
          265,872   Honda Motor Co., Ltd. - (Japan) **                                                          8,442,596
                                                                                                      ---------------------
                    BEVERAGES - WINES/SPIRITS (5.89%)
        4,405,080   C&C Group PLC - (Ireland) **                                                               38,245,289
           90,480   Pernod Ricard SA - (France) **, (a)                                                        17,932,410
                                                                                                      ---------------------
                                                                                                               56,177,699
                                                                                                      ---------------------
                    BUILDING & CONSTRUCTION - MISCELLANEOUS (1.83%)
          876,013   Koninklijke Bam Groep NV - (Netherlands) **, (a)                                           17,406,680
                                                                                                      ---------------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (1.36%)
           11,663   Sika AG - (Switzerland) **, (a)                                                            12,948,310
                                                                                                      ---------------------
                    BUILDING - HEAVY CONSTRUCTION (0.57%)
           52,952   Vinci SA - (France) **                                                                      5,453,839
                                                                                                      ---------------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (4.60%)
        7,174,160   Asia Cement Corp. - (Taiwan) **                                                             5,384,442
        1,032,005   CRH PLC  - (Ireland) **                                                                    33,543,758
          405,226   Hanson PLC - (United Kingdom) **                                                            4,920,393
                                                                                                      ---------------------
                                                                                                               43,848,593
                                                                                                      ---------------------
                    COMMERCIAL BANKS - NON US (20.95%)
        1,331,111   Allied Irish Banks PLC- (Ireland) **                                                       31,930,188
        2,493,237   Anglo Irish Bank Corp PLC - (Ireland) **                                                   38,893,566
          670,578   Australia & New Zealand Banking Group Ltd. - (Australia) **                                13,247,260
        1,897,763   Banca Monte Dei Paschi Di Siena SpA - (Italy) **                                           11,404,971
          422,405   Banche Popolari Unite Scpa - (Italy) **                                                    10,926,456
          262,370   BNP Paribas - (France) **                                                                  25,110,789
          425,986   Commerzbank AG - (Germany) **                                                              15,490,994
        1,399,034   DBS Group Holdings Ltd. - (Singapore) **                                                   15,998,051
        4,685,698   UniCredito Italiano SpA - (Italy) **                                                       36,667,398
                                                                                                      ---------------------
                                                                                                              199,669,673
                                                                                                      ---------------------
                    COMMERCIAL SERVICES (0.22%)
          337,310   Wirecard AG - (Germany) *, **                                                               2,113,390
                                                                                                      ---------------------
                    COMMODITY (1.34%)
          209,306   Streettracks Gold Trust *                                                                  12,815,806
                                                                                                      ---------------------

    The preceding notes are an integral part of these financial statements.   11

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    COMPUTERS - INTEGRATED SYSTEMS (0.09%)
           37,994   Ingenico - (France) **                                                            $           835,599
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE (3.77%)
        6,242,248   Hagemeyer NV - (Netherlands) **                                                            28,813,937
          324,547   Wolseley PLC - (United Kingdom) **                                                          7,161,199
                                                                                                      ---------------------
                                                                                                               35,975,136
                                                                                                      ---------------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (2.34%)
          304,113   Aalberts Industries NV  - ( Netherlands) **, (a)                                           22,339,806
                                                                                                      ---------------------
                    DIVERSIFIED OPERATIONS (1.99%)
          788,928   DCC PLC - (Ireland) **                                                                     18,964,858
                                                                                                      ---------------------
                    ELECTRONIC COMPO-MISC . (1.79%)
          545,778   Philips Electronics NV - (Netherlands) **                                                  17,048,802
                                                                                                      ---------------------
                    FINANCE - INVEST BANKER/BROKER (1.61%)
          782,015   Mediobanca SpA - (Italy) **                                                                15,308,923
                                                                                                      ---------------------
                    FINANCE - LEASING COMPANIES (0.73%)
          138,292   Banca Italease SpA- (Italy) **                                                              6,929,896
                                                                                                      ---------------------
                    FINANCE - OTHER SERVICES (3.51%)
          131,121   Deutsche Boerse AG - (Germany) **, (a)                                                     17,855,673
        1,698,194   ICAP PLC - (United Kingdom) **                                                             15,641,715
                                                                                                      ---------------------
                                                                                                               33,497,388
                                                                                                      ---------------------
                    FOOD - CONFECTIONARY (0.69%)
              317   Lindt & Spruengli AG - (Switzerland) **, (a)                                                6,616,890
                                                                                                      ---------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (0.35%)
          189,551   Iaws Group PLC - (Ireland) **                                                               3,344,718
                                                                                                      ---------------------
                    INSTRUMENTS - CONTROLS (0.98%)
          739,852   Rotork PLC - (United Kingdom) **, (a)                                                       9,373,529
                                                                                                      ---------------------
                    INTERNET GAMBLING (1.98%)
        4,794,686   IG Group Holdings PLC - (United Kingdom) **                                                18,844,596
                                                                                                      ---------------------
                    INVESTMENT COMPANIES (0.78%)
        2,636,780   IMMSI SpA - (Italy) **                                                                      7,400,529
                                                                                                      ---------------------
                    LEISURE & REC PRODUCTS (0.22%)
           98,336   Aruze Corp. - (Japan) **                                                                    2,141,947
                                                                                                      ---------------------
                    MACHINERY - MATERIAL HANDLING (0.55%)
          762,778   The Japan Steel Works, Ltd. - (Japan) **                                                    5,231,317
                                                                                                      ---------------------
                    MACHINERY - PRINT TRADE (0.35%)
           74,216   Heidelberger Druckmaschinen - (Germany) **                                                  3,373,584
                                                                                                      ---------------------

    The preceding notes are an integral part of these financial statements.   12

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (1.51%)
           87,096   Roche Holding AG - Genusschein - (Switzerland) **                                 $        14,369,062
                                                                                                      ---------------------
                    METAL - ALUMINUM (0.75%)
          153,106   Alcan Inc.                                                                                  7,186,796
                                                                                                      ---------------------
                    METAL PROCESSORS & FABRICATION (2.49%)
        1,415,511   Assa Abloy AB - (Sweden) **                                                                23,777,056
                                                                                                      ---------------------
                    MULTI-LINE INSURANCE (4.45%)
          233,552   Fondiaria - Sai SpA - (Italy) **, (a)                                                       9,544,315
          119,873   Topdanmark A/S - (Denmark) **, (a)                                                         16,705,678
           73,802   Zurich Financial Services AG - (Switzerland) **                                            16,146,070
                                                                                                      ---------------------
                                                                                                               42,396,063
                                                                                                      ---------------------
                    OIL & GAS DRILLING (2.38%)
          558,390   Frigstad Discoverer Invest Ltd. - (Norway) *, **                                            5,384,148
        1,312,751   SeaDrill Ltd. - (Norway) *, **, (a)                                                        17,299,133
                                                                                                      ---------------------
                                                                                                               22,683,281
                                                                                                      ---------------------
                    OIL - FIELD SERVICES (0.76%)
          476,736   Acergy SA - (United Kingdom) *, **                                                          7,259,142
                                                                                                      ---------------------
                    OIL COMPANIES - INTEGRATED (2.57%)
          815,952   BP PLC - (United Kingdom) **                                                                9,515,189
       26,205,811   China Petroleum & Chemical Corp. - (Hong Kong) **                                          15,015,626
                                                                                                      ---------------------
                                                                                                               24,530,815
                                                                                                      ---------------------
                    PROPERTY/CASUALTY INSURANCE (0.37%)
           73,923   FBD Holdings PLC - (Ireland) **                                                             3,487,870
                                                                                                      ---------------------
                    REAL ESTATE MANAGEMENT/SERVICE (0.70%)
           36,540   CBo Territoria - (France) *, **                                                               156,052
        1,674,107   Immobiliare Grande Distribuzione - (Italy) *, **                                            5,158,870
           23,169   Nexity - (France) **                                                                        1,345,578
                                                                                                      ---------------------
                                                                                                                6,660,500
                                                                                                      ---------------------
                    RETAIL - APPAREL/SHOE (2.27%)
          559,093   Hennes & Mauritz AB - (Sweden) **                                                          21,654,478
                                                                                                      ---------------------
                    RETAIL - BUILDING PRODUCTS (2.79%)
          825,661   Grafton Group PLC - (Ireland) **                                                           10,399,019
          582,156   Praktiker Bau- Und Heimwerkermaerkte Holding AG - (Germany) **, (a)                        16,182,786
                                                                                                      ---------------------
                                                                                                               26,581,805
                                                                                                      ---------------------
                    RETAIL - CATALOG SHOPPING (0.22%)
          109,341   Belluna Co., Ltd. - (Japan) **                                                              2,094,710
                                                                                                      ---------------------
                    RETAIL - MAJOR DEPARTMENT STORES (1.28%)
          461,487   KarstadtQuelle AG - (Germany) **, (a)                                                      12,244,243
                                                                                                      ---------------------

    The preceding notes are an integral part of these financial statements.   13

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    RETAIL - RESTAURANTS (1.20%)
          741,166   Autogrill SpA - (Italy) **                                                        $        11,400,805
                                                                                                      ---------------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.70%)
          284,537   CSR PLC - (United Kingdom) *, **                                                            6,630,969
                                                                                                      ---------------------
                    SOAP AND CLEANING PREPARATION (0.59%)
          151,402   Reckitt Benckiser PLC - (United Kingdom) **                                                 5,656,538
                                                                                                      ---------------------
                    TRANSPORTATION SERVICES (0.49%)
          105,798   Cargotec Corporation- B Share - (Finland) **                                                4,633,321
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $796,253,475)                                                    855,043,887
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $796,253,475)                                             855,043,887
                                                                                                      ---------------------



      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((10.64)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((10.64)%)
                    -----------------------------------------------
                    AEROSPACE/DEFENSE - EQUIPMENT ((0.54)%)
         (180,327)  European Aeronautic Defence and Space Co. - (Netherlands) **                               (5,178,749)
                                                                                                      ---------------------
                    AUDIO/VIDEO PRODUCTS ((0.46)%)
         (265,872)  Thomson - (France) **                                                                      (4,395,674)
                                                                                                      ---------------------
                    AUTO - CARS/LIGHT TRUCKS ((1.25)%)
         (111,034)  Renault SA - (France) **                                                                  (11,925,858)
                                                                                                      ---------------------
                    CHEMICALS - SPECIALTY ((2.20)%)
         (151,272)  Ciba Specialty Chemicals AG - (Switzerland) **                                             (8,415,662)
         (886,433)  Clariant AG - (Switzerland) **                                                            (12,554,786)
                                                                                                      ---------------------
                                                                                                              (20,970,448)
                                                                                                      ---------------------
                    COMMERCIAL BANKS - NON US ((0.94)%)
         (103,376)  Raiffeisen International Bank-Holding AG - (Austria) **                                    (8,975,195)
                                                                                                      ---------------------
                    COMPUTER SERVICES ((0.55)%)
          (79,957)  Atos Origin SA - (France) **                                                               (5,229,456)
                                                                                                      ---------------------
                    CRUISE LINES ((0.80)%)
         (185,910)  Carnival PLC - (United Kingdom) **                                                         (7,575,041)
                                                                                                      ---------------------
                    ELECTRIC - INTEGRATED ((0.30)%)
          (34,361)  RWE AG - (Germany) **                                                                      (2,858,035)
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.74)%)
         (438,230)  STMicroelectronics NV - (Switzerland) **                                                   (7,054,759)
                                                                                                      ---------------------

     The preceding nots are an integral part of these financial statements.   14

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


      SHARES                                                                                            MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((0.30)%)
         (200,198)  Associated British Foods PLC - (United Kingdom) **                                $        (2,815,961)
                                                                                                      ---------------------
                    MACHINERY - GENERAL INDUSTRY ((0.52)%)
         (100,848)  Volvo AB - (Sweden) **                                                                     (4,955,985)
                                                                                                      ---------------------
                    MEDICAL INFORMATION SYSTEMS ((0.44)%)
       (2,921,394)  iSOFT Group PLC - (United Kingdom) **                                                      (4,174,037)
                                                                                                      ---------------------
                    MULTI-LINE INSURANCE ((0.20)%)
         (105,679)  Corp. Mapfre SA - (Spain) **                                                               (1,949,887)
                                                                                                      ---------------------
                    MULTIMEDIA ((1.01)%)
         (275,040)  Vivendi - (France) **                                                                      (9,636,089)
                                                                                                      ---------------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION ((0.14)%)
         (386,675)  Falcon Oil & Gas Ltd. - (Canada) *, **                                                     (1,335,162)
                                                                                                      ---------------------
                    PAPER & RELATED PRODUCTS ((0.25)%)
         (434,337)  Abitibi-Consolidated Inc - (Canada) **                                                     (1,175,573)
         (199,214)  Domtar Inc. - (Canada) **                                                                  (1,234,227)
                                                                                                      ---------------------
                                                                                                               (2,409,800)
                                                                                                      ---------------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(100,358,949))                         (101,440,136)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(100,358,949))                             (101,440,136)
                                                                                                      ---------------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 79.05%                      753,603,751
                                                                                                      ---------------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 20.95%                                                 199,675,676
                                                                                                      ---------------------
         TOTAL NET ASSETS -- 100.00%                                                                  $        953,279,427
                                                                                                      =====================

    The preceding notes are an integral part of these financial statements.   15

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006


                                                        June 30, 2006
Investment in Securities - By Country            Percentage of Net Assets (%)
-------------------------------------            ----------------------------
Ireland                                                     19.39%
Italy                                                       12.84
Germany                                                      9.76
Netherlands                                                  8.44
United Kingdom                                               6.96
Sweden                                                       4.25
Norway                                                       3.14
Switzerland                                                  2.31
United States                                                2.10
France                                                       2.06
Japan                                                        1.88
Denmark                                                      1.75
Singapore                                                    1.68
Hong Kong                                                    1.58
Australia                                                    1.39
Taiwan                                                       0.56
Finland                                                      0.49
Switzerland                                                 (0.20)
France                                                      (0.39)
Switzerland                                                 (0.94)

FOREIGN CURRENCY CONTRACTS
--------------------------
UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY CONTRACTS AS OF JUNE 30, 2006:


                                                          Value on
Open Foreign Currency                                     Settlement                                         Unrealized
Purchase Contracts                                        Date                  Current Value            Gain            Loss
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollars
expiring 08/10/06                                         $ 10,405,145          $ 10,297,653             $     --        $  107,492
------------------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 08/10/06                                         $ 74,100,443          $ 73,249,760             $100,218        $  950,901
------------------------------------------------------------------------------------------------------------------------------------
Euros
expiring 08/10/06                                         $403,020,323          $401,021,321             $433,590        $2,432,592
------------------------------------------------------------------------------------------------------------------------------------
Japanese Yen
expiring 08/10/06                                         $116,015,993          $113,647,136             $128,626        $2,497,483
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         $662,434        $5,988,468
                                                                                                         ===========================


                                                          Value on
Open Foreign Currency                                     Settlement                                            Unrealized
Sale Contracts                                            Date                  Current Value            Gain                Loss
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollars
expiring 08/10/06                                         $ 10,313,234          $ 10,297,653           $   15,581        $        --
------------------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 08/10/06                                         $118,955,225          $120,391,378           $  631,093        $ 2,067,246
------------------------------------------------------------------------------------------------------------------------------------
Euros
expiring 08/10/06                                         $813,330,376          $833,839,220           $  239,755        $20,748,599
------------------------------------------------------------------------------------------------------------------------------------
Japanese Yen
expiring 08/10/06                                         $112,663,966          $113,647,136           $  360,940        $ 1,344,110
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       $1,247,369        $24,159,955
                                                                                                       =============================

Total Net unrealized loss on foreign currency contracts                                                                  $28,238,620
                                                                                                                         ===========

    The preceding notes are an integral part of these financial statements.   16

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2006

The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized gain on this foreign denominated currency was $70,422 at June 30, 2006 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.


*   Non-income producing securitiy
**  Foreign
(a) Partially or wholly held ($124,227,197 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.


Proxy Voting :
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.

    The preceding notes are an integral part of these financial statements.   17

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                          RENEWAL OF ADVISORY CONTRACT
                          ----------------------------

         The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on February 8, 2006. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

         The Independent Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Independent Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Independent Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Independent Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Independent Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

         The Independent Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Independent Directors determined that the Fund's performance was consistent with that of its Comparable Funds by noting that the Fund's performance was higher than the median performance of its Comparable Funds. The Independent Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund's volatility was below the median volatility of its Comparable Funds.

          The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was equal to the lowest management fee being charged to its Comparable Funds, and that the incentive fee being charged to the Fund was equal to that of each of its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was at the median of the management fees being charged to other Alternative Investment Group funds, and also was the next to lowest management fee for such other UBS alternative products, and that the Fund's incentive fee was generally equal to the highest incentive fee being charged by UBSFA and its affiliates for other UBS alternative products, but was not higher than any incentive fee being charged to any single-manager (I.E., non-fund-of-funds) Fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

         The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Independent Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

                                                                               2


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Tamarack International Fund L.L.C.
            -----------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         ----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date      September 6, 2006
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         ----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date      September 6, 2006
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         ----------------------------------------------------
                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date      September 6, 2006
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.